Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Repurchase of own capital stock reserve [Member]	Cumulative translation effects in foreign subsidiaries [Member]	Fair value of derivative financial instruments [Member]	Total controlling interest [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2015	$ 2,832,268	$ 4,094,600	$ 17,168,304	$ 557,927	$ 1,920,136		$ 26,573,235	$ (1,451,854)	$ 25,121,381
Increase in reserve			(1,000,000)	1,000,000
Repurchase of own capital stock, net		507,714		430,541			938,255		938,255
Comprehensive income			2,884,834		2,919,006		5,803,840	1,346,668	7,150,508
Adjustment, note 24			21,529				21,529		21,529
Comprehensive income Restated			2,906,363				5,825,369		7,172,037
Balance at Dec. 31, 2016	2,832,268	4,602,314	19,074,667	1,988,468	4,839,142		33,336,859	(105,186)	33,231,673
Increase in reserve									484,046
Repurchase of own capital stock, net		(22,842)		(256,021)			(278,863)		(278,863)
Comprehensive income			1,721,672		(526,664)		1,195,008	(3,386)	1,191,622
Adjustment, note 24			173,104				173,104		173,104
Comprehensive income Restated			1,894,776				1,368,112		1,364,726
Balance at Dec. 31, 2017	2,832,268	4,579,472	20,969,443	1,732,447	4,312,478		34,426,108	(108,572)	34,317,536
Increase in reserve			(3,000,000)	3,000,000					484,046
Repurchase of own capital stock, net		(4,239)		(1,636,057)			(1,640,296)		(1,640,296)
Comprehensive income			3,653,347		(606,787)		3,046,560	(214,797)	2,831,763
Comprehensive income Restated									2,831,763
Balance at Dec. 31, 2018	$ 2,832,268	$ 4,575,233	$ 21,622,790	$ 3,096,390	$ 3,705,691		$ 35,832,372	$ (323,369)	$ 35,509,003